Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Cohen & Steers Institutional Realty Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund2
Average Annual Return, Percent		12.45%	4.42%	6.89%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	5.42%